Baird Municipal Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Corrections Institution Finance Authority,
5.000%, 07/01/2037 (Callable 07/01/2032)	$500,000	$561,702
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	115,530
Black Belt Energy Gas District:
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	100,000	99,448
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	750,000	793,126
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	99,280
Jacksonville State University,
5.000%, 12/01/2036 (Callable 12/01/2027)(Insured by AGM)	500,000	544,312
Southeast Alabama Gas Supply District:
4.000%, 04/01/2049 (Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (1)	130,000	129,987
4.000%, 06/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (1)	370,000	370,151
Southeast Energy Authority A Cooperative District:
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)	250,000	267,233
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	250,000	257,610
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)	500,000	527,393
Total Alabama (Cost $3,702,916)		3,765,772	3.8%

Alaska
CIVIC Ventures,
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	205,051
Total Alaska (Cost $208,250)		205,051	0.2%

Arizona
Arizona Industrial Development Authority:
5.000%, 07/01/2026 (3)	415,000	416,817
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	98,528
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	100,827
3.625%, 05/20/2033	704,566	658,289
Glendale Industrial Development Authority:
4.000%, 05/15/2027 (Callable 05/15/2024)	175,000	166,743
2.125%, 07/01/2033 (Callable 07/01/2029)	685,000	594,645
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	25,109
Total Arizona (Cost $2,080,331)		2,060,958	2.1%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	156,993
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	215,000	192,734
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	380,000	311,157
Total Arkansas (Cost $684,412)		660,884	0.7%

California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027) (5)	145,000	153,153
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)	200,000	204,695
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)	350,000	327,649
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)	490,866	486,860
California Pollution Control Financing Authority,
5.000%, 07/01/2029 (3)	250,000	263,006
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	275,000	258,679
California Statewide Communities Development Authority,
4.000%, 04/01/2036 (Callable 04/01/2030)	500,000	511,183
City of Los Angeles Department of Airports,
5.000%, 05/15/2033 (Callable 05/15/2029)	500,000	546,400
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)	115,000	135,671
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036	743,948	656,370
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	270,000	282,329
Los Angeles County Schools Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	35,000	28,234
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	123,149
0.000%, 08/01/2030	360,000	265,513
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	125,000	123,379
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031) (5)	35,000	43,105
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	63,327
Pacifica School District,
0.000%, 08/01/2028 (Insured by NATL)	950,000	808,072
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025) (5)	150,000	154,038
Total California (Cost $5,410,699)		5,434,812	5.5%

Colorado
Colorado Bridge Enterprise:
4.000%, 12/31/2030 (Callable 12/31/2027)	750,000	765,492
4.000%, 06/30/2031 (Callable 12/31/2027)	250,000	255,103
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2028 (Callable 10/01/2025)	350,000	356,898
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	92,013
5.000%, 12/01/2038 (Callable 12/01/2028)	75,000	78,968
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024	300,000	305,858
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	75,000	82,937
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	200,000	156,073
Regional Transportation District,
4.000%, 07/15/2039	110,000	106,335
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	26,682
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	150,000	127,169
Total Colorado (Cost $2,370,011)		2,353,528	2.4%

Connecticut
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/2031 (Callable 07/01/2028)	30,000	27,989
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Pre-refunded to 11/15/2026)	150,000	153,568
Total Connecticut (Cost $172,194)		181,557	0.2%

Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	750,000	786,082
Capital Trust Agency, Inc.,
3.375%, 07/01/2031 (3)	395,000	363,496
City of Gainesville FL,
5.000%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,078,565
City of Tampa FL,
5.000%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,119,721
Collier County Educational Facilities Authority,
6.000%, 06/01/2033 (Callable 06/01/2023)	400,000	401,289
County of Pasco FL,
5.000%, 09/01/2048 (Callable 03/01/2033)(Insured by AGM)	500,000	529,143
Florida Development Finance Corp.:
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	500,000	496,311
3.000%, 06/01/2032 (Callable 06/01/2024)	500,000	377,144
5.000%, 08/15/2032 (3)	455,000	452,956
4.000%, 07/01/2051 (Callable 07/01/2031) (3)	100,000	84,184
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	40,000	39,017
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	152,915
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	202,544
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	199,849
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	50,943
Total Florida (Cost $6,314,321)		6,334,159	6.4%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	200,000	195,945
Bartow County Development Authority,
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)	500,000	507,270
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)	250,000	203,506
2.750%, 01/01/2052 (Callable 05/03/2031) (5)	500,000	334,951
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	500,000	476,331
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)	200,000	199,511
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	525,000	527,827
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	350,000	348,037
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	400,000	381,483
Total Georgia (Cost $3,167,844)		3,174,861	3.2%

Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)(Insured by SCH BD GTY)	500,000	379,013
Total Idaho (Cost $374,430)		379,013	0.4%

Illinois
Chicago Board of Education:
0.000%, 12/01/2025 (Insured by NATL)	500,000	455,476
5.500%, 12/01/2026 (Insured by NATL)	60,000	63,353
5.250%, 04/01/2034 (Callable 04/01/2033)	375,000	415,578
Chicago Midway International Airport,
5.000%, 01/01/2029 (Callable 01/01/2026)	365,000	379,209
Chicago O’Hare International Airport:
5.750%, 01/01/2038 (Callable 05/01/2023)	150,000	151,965
5.500%, 01/01/2055 (Callable 01/01/2032)	300,000	322,987
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	500,000	505,499
City of Chicago IL:
0.000%, 01/01/2027 (Insured by NATL)	100,000	87,560
5.000%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,107,973
Cook County Community College District No. 508:
5.250%, 12/01/2026 (Callable 12/01/2023)	400,000	402,610
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	75,429
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	156,937
Illinois Finance Authority:
5.000%, 11/01/2031 (Callable 11/01/2026)	135,000	139,006
5.000%, 02/15/2036 (Callable 02/15/2027)	400,000	426,744
5.000%, 02/15/2037 (Callable 08/15/2027)	775,000	776,759
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	60,052
5.000%, 11/15/2039 (Callable 05/15/2025)	300,000	304,514
5.625%, 08/01/2053 (Callable 08/01/2033) (3)	500,000	488,229
Illinois Sports Facilities Authority,
5.000%, 06/15/2030	500,000	513,879
Illinois State Toll Highway Authority,
5.000%, 01/01/2045 (Callable 01/01/2031)	580,000	623,569
Joliet Park District,
4.000%, 02/01/2033 (Callable 05/01/2023)(Insured by AGM)	100,000	100,088
McHenry County Community Unit School District No. 12,
5.000%, 01/01/2031 (Callable 01/01/2024)(Insured by AGM)	675,000	684,846
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2029 (Insured by NATL)	100,000	79,826
0.000%, 12/15/2034 (Insured by NATL)	500,000	313,532
Sangamon & Christian Counties Community Unit School District No. 3A,
5.500%, 02/01/2038 (Callable 02/01/2032)(Insured by BAM)	450,000	509,525
State of Illinois,
5.000%, 03/01/2027	200,000	215,067
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	200,000	185,003
Village of Romeoville IL,
5.000%, 10/01/2035 (Callable 04/01/2025)	300,000	302,967
Will County Community High School District No. 210:
0.000%, 01/01/2027	95,000	83,458
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	103,373
Total Illinois (Cost $9,894,649)		10,035,013	10.1%

Indiana
Indiana Finance Authority,
2.500%, 11/01/2030	100,000	89,540
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	102,455
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	131,532
Total Indiana (Cost $334,779)		323,527	0.3%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	99,996
Iowa Finance Authority,
7.500%, 01/01/2032 (Callable 01/01/2030) (3)	250,000	238,734
Iowa Higher Education Loan Authority,
5.375%, 10/01/2052 (Callable 10/01/2030)	500,000	521,175
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	100,000	102,003
Total Iowa (Cost $953,135)		961,908	1.0%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	100,766
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	285,000	238,271
Total Kansas (Cost $345,229)		339,037	0.3%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	125,000	107,661
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	98,472
5.000%, 07/01/2033 (Callable 07/01/2025)	200,000	203,285
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	199,551
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	500,000	499,726
4.368%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	50,070
Total Kentucky (Cost $1,179,092)		1,158,765	1.2%

Louisiana
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)	250,000	250,874
Total Louisiana (Cost $250,000)		250,874	0.3%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2037 (Callable 07/01/2030)(Insured by ST AID)	600,000	643,607
Total Maine (Cost $637,434)		643,607	0.6%

Maryland
County of Baltimore MD,
5.000%, 03/01/2041 (Callable 03/01/2033)	1,000,000	1,161,722
Maryland Community Development Administration,
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)	400,000	404,769
Maryland Economic Development Corp.,
5.000%, 06/01/2030 (Callable 06/01/2028)	500,000	536,107
Maryland Health & Higher Educational Facilities Authority,
5.000%, 01/01/2030	100,000	108,051
Total Maryland (Cost $2,167,387)		2,210,649	2.2%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 10/01/2024	150,000	151,955
5.000%, 07/15/2025 (3)	50,000	50,663
5.000%, 07/01/2028 (Callable 07/01/2026)	500,000	520,258
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	341,864
Total Massachusetts (Cost $1,126,172)		1,064,740	1.1%

Michigan
Flint Hospital Building Authority,
5.000%, 07/01/2023	345,000	346,135
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	300,606
Michigan Strategic Fund,
5.000%, 12/31/2043 (Callable 12/31/2028)	305,000	307,835
Walled Lake Consolidated School District,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by Q-SBLF)	1,000,000	1,086,057
Total Michigan (Cost $1,993,349)		2,040,633	2.1%

Minnesota
Housing & Redevelopment Authority of the City of St. Paul MN,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	150,084
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	105,000	104,391
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)	175,000	177,170
Roseville Independent School District No. 623,
4.000%, 04/01/2032 (Callable 04/01/2030)	200,000	206,682
Total Minnesota (Cost $668,137)		638,327	0.6%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	104,664
County of Hinds MS,
4.000%, 11/01/2034 (Callable 11/01/2025)	100,000	101,552
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	138,101
Mississippi Development Bank:
5.000%, 11/01/2030 (Callable 11/01/2027)	100,000	103,626
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	157,749
Total Mississippi (Cost $634,250)		605,692	0.6%

Missouri
City of Kansas City MO,
0.000%, 02/01/2029	210,000	173,491
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)	300,000	323,519
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2025	150,000	146,481
5.000%, 11/15/2033 (Callable 11/15/2030)	360,000	398,825
Industrial Development Authority of University City,
5.500%, 06/15/2042 (6)	500,000	497,610
Missouri Housing Development Commission,
2.350%, 11/01/2046 (Callable 05/01/2030)(Insured by GNMA)	1,000,000	716,434
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	105,000	105,914
3.875%, 10/01/2035 (Callable 10/01/2029)	440,000	361,781
5.000%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,039,299
Total Missouri (Cost $3,765,517)		3,763,354	3.8%

Montana
Montana Facility Finance Authority,
5.000%, 07/01/2030 (Callable 07/01/2028)	500,000	529,487
Total Montana (Cost $531,977)		529,487	0.5%

Nevada
Carson City NV,
5.000%, 09/01/2031 (Callable 09/01/2027)	495,000	527,901
City of Sparks NV,
2.500%, 06/15/2024 (3)	25,000	24,406
Total Nevada (Cost $541,682)		552,307	0.6%

New Hampshire
New Hampshire Business Finance Authority,
4.375%, 09/20/2036	495,330	490,444
Total New Hampshire (Cost $471,307)		490,444	0.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	84,663
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 05/01/2023)(Insured by AGC)	20,000	20,020
New Jersey Economic Development Authority:
5.250%, 07/01/2026 (Insured by NATL)	500,000	536,327
3.810%, 03/01/2028 (SIFMA Municipal Swap Index + 1.600%)(Callable 04/21/2023)(Insured by ST AID) (2)	500,000	498,938
New Jersey Housing & Mortgage Finance Agency,
5.000%, 10/01/2063 (Insured by HUD)	500,000	506,802
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)	500,000	546,476
Township of Willingboro NJ,
2.125%, 09/01/2033 (Callable 09/01/2028)	225,000	197,414
Total New Jersey (Cost $2,350,493)		2,390,640	2.4%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	86,793
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)	400,000	404,382
Brookhaven Local Development Corp.,
1.625%, 11/01/2025	110,000	102,288
City of New York NY,
3.200%, 10/01/2046 (Optional Put Date 04/03/2023) (1)	800,000	800,000
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	237,873
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	998,125	1,053,684
New York City Housing Development Corp.,
3.000%, 02/15/2048 (Callable 05/15/2024)	500,000	488,654
New York City Industrial Development Agency,
6.906%, 03/01/2025 (CPI YOY + 0.870%)(Insured by FGIC) (2)	100,000	103,355
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	266,762
New York State Housing Finance Agency,
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)	500,000	501,743
New York State Urban Development Corp.,
4.000%, 03/15/2042 (Callable 09/15/2030)	500,000	496,748
New York Transportation Development Corp.,
4.000%, 10/01/2030	400,000	392,020
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	100,000	100,283
5.000%, 10/01/2040 (Callable 10/01/2025)	75,000	68,846
Schenectady County Capital Resource Corp.,
5.250%, 07/01/2052 (Callable 07/01/2032)	350,000	381,869
Town of Hempstead NY,
2.125%, 06/15/2041 (Callable 06/15/2029)	1,000,000	708,169
Town of Ramapo NY,
3.750%, 03/01/2030 (Callable 04/21/2023)	50,000	46,148
Triborough Bridge & Tunnel Authority,
4.500%, 05/15/2047 (Callable 11/15/2032)	500,000	518,711
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	500,000	474,890
Total New York (Cost $7,193,601)		7,233,218	7.3%

North Carolina
Greater Asheville Regional Airport Authority:
5.250%, 07/01/2038 (Callable 07/01/2032)(Insured by AGM)	350,000	389,030
5.500%, 07/01/2047 (Callable 07/01/2032)(Insured by AGM)	500,000	548,676
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	250,000	235,166
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	49,289
Total North Carolina (Cost $1,233,926)		1,222,161	1.2%

North Dakota
City of Horace ND,
5.000%, 05/01/2048 (Callable 05/01/2031)	500,000	500,907
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	177,581
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)	200,000	197,507
5.000%, 06/01/2031 (Callable 06/01/2028)	300,000	295,474
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 04/17/2023)	50,000	49,019
Total North Dakota (Cost $1,230,950)		1,220,488	1.2%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	110,303
Cleveland-Cuyahoga County Port Authority,
5.500%, 08/01/2052 (Callable 08/01/2032)	350,000	374,801
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)	550,000	553,604
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	95,036
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	520,000	523,983
Ohio Higher Educational Facility Commission,
6.510%, 12/01/2023 (CPI YOY + 1.120%)(Insured by FGIC) (2)	170,000	174,473
Ohio Housing Finance Agency:
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	800,000	711,076
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	55,000	55,143
Ohio Turnpike & Infrastructure Commission,
5.700%, 02/15/2034 (Callable 02/15/2031) (5)	95,000	114,795
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023	100,000	99,937
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	80,630
Total Ohio (Cost $2,949,743)		2,893,781	2.9%

Oklahoma
Norman Regional Hospital Authority:
5.000%, 09/01/2037 (Callable 09/01/2026)	250,000	250,201
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	25,026
Tulsa Industrial Authority,
5.000%, 10/01/2023	25,000	25,060
Total Oklahoma (Cost $322,791)		300,287	0.3%

Oregon
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	164,409
Deschutes County Administrative School District No. 1,
5.000%, 06/15/2040 (Callable 06/15/2033)(Insured by SCH BD GTY)	1,175,000	1,345,991
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	54,934
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 04/21/2023)	210,000	195,925
2.500%, 11/15/2028 (Callable 05/15/2023)	250,000	207,852
Total Oregon (Cost $1,950,430)		1,969,111	2.0%

Pennsylvania
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	133,159
City of Philadelphia PA,
5.000%, 08/01/2030 (Callable 08/01/2027)(Insured by AGM)	500,000	544,290
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)	250,000	250,293
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	417,991
Lancaster County Hospital Authority,
5.000%, 11/01/2040 (Callable 11/01/2029)	275,000	293,759
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	273,872
Montgomery County Industrial Development Authority,
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)(6)	250,000	253,612
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2039 (County Guaranteed)	140,000	64,879
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	300,427
6.000%, 06/30/2061 (Callable 12/31/2032)	500,000	547,555
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	26,393
5.000%, 07/01/2035 (Callable 07/01/2026)	150,000	146,104
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	75,000	74,980
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	42,146
Philadelphia Authority for Industrial Development:
5.000%, 06/15/2032 (Callable 06/15/2030)	340,000	329,976
5.250%, 11/01/2052 (Callable 11/01/2032)	250,000	268,517
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 05/01/2023) (2)	500,000	471,905
State Public School Building Authority:
5.000%, 12/01/2029 (Callable 12/01/2026)(Insured by AGM)	925,000	987,091
0.000%, 05/15/2030 (Insured by NATL)	200,000	158,144
Total Pennsylvania (Cost $5,647,868)		5,585,093	5.6%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.750%, 07/01/2053 (Callable 07/01/2028)	300,000	274,410
Total Puerto Rico (Cost $292,860)		274,410	0.3%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	410,000	421,087
Total Rhode Island (Cost $422,581)		421,087	0.4%

South Carolina
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	605,000	606,037
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	100,321
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	100,937
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	157,596
Spartanburg County School District No. 4,
5.250%, 03/01/2052 (Callable 03/01/2032)(Insured by SCSDE)	1,000,000	1,098,543
Total South Carolina (Cost $2,070,924)		2,063,434	2.1%

South Dakota
City of Rapid City SD:
5.000%, 12/01/2026	220,000	229,034
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	123,303
Total South Dakota (Cost $359,239)		352,337	0.3%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
5.000%, 08/01/2033 (Callable 08/01/2029)	250,000	272,535
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	220,000	220,734
Total Tennessee (Cost $485,404)		493,269	0.5%

Texas
Abilene Convention Center Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	220,000	167,448
Arlington Higher Education Finance Corp.:
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	129,450
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	440,000	451,453
Arlington Housing Finance Corp.,
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)	1,000,000	1,035,043
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	104,806
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)(County Guaranteed) (5)	55,000	52,191
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	5,000	4,936
City of Brownsville TX,
5.000%, 09/01/2033 (Callable 09/01/2031)(Insured by BAM)	150,000	173,373
City of Magnolia TX,
5.700%, 09/01/2046 (3)	50,000	48,539
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	385,000	388,069
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	10,045
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)	500,000	511,131
Far North Fort Worth Municipal Utility District No. 1,
4.000%, 09/01/2037 (Callable 10/01/2029)(Insured by BAM)	350,000	348,173
Harris County Cultural Education Facilities Finance Corp.,
4.540%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	39,754
Harris County-Houston Sports Authority,
0.000%, 11/15/2025 (Insured by NATL)	500,000	456,694
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)	500,000	507,730
Matagorda County Navigation District No. 1:
2.600%, 11/01/2029	500,000	451,284
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	70,942
Montgomery County Municipal Utility District No. 88,
4.250%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM) (6)	1,000,000	972,385
Northwest Harris County Municipal Utility District No. 5,
2.500%, 05/01/2028 (Callable 05/01/2024)(Insured by BAM)	350,000	343,875
Port Beaumont Navigation District,
4.000%, 01/01/2050 (Callable 05/01/2023) (3)	500,000	361,822
Tarrant County Cultural Education Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	143,521
Tarrant County Cultural Education Facilities Finance Corporation,
5.000%, 11/15/2027	510,000	525,075
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	250,000	246,761
Texas Department of Housing & Community Affairs,
3.750%, 09/01/2049 (Callable 09/01/2028)(Insured by GNMA)	660,000	634,601
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	65,000	68,396
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	220,000	218,790
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2024	625,000	632,488
Viridian Municipal Management District,
6.250%, 12/01/2049 (Callable 12/01/2029)	375,000	386,260
Total Texas (Cost $9,430,831)		9,485,035	9.5%

Utah
City of Salt Lake City UT:
5.000%, 07/01/2034 (Callable 07/01/2027)	500,000	528,401
5.000%, 07/01/2043 (Callable 07/01/2028)	455,000	469,962
Utah Charter School Finance Authority,
4.000%, 10/15/2051 (Callable 10/15/2031)(Insured by UT CSCE)	790,000	711,155
Utah Housing Corp.,
6.000%, 12/21/2052 (Insured by GNMA)	747,967	779,761
Total Utah (Cost $2,483,636)		2,489,279	2.5%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	150,000	158,498
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	472,461	388,682
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL) (3)	500,000	438,848
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	520,000	534,884
Total Virginia (Cost $1,544,359)		1,520,912	1.5%

Washington
City of Lynnwood WA,
4.750%, 12/01/2042 (Callable 12/01/2032)	435,000	463,080
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	600,000	605,918
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	155,618
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	300,000	302,305
5.500%, 08/01/2047 (Callable 08/01/2032)	250,000	273,511
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)	500,000	523,598
State of Washington,
5.000%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,118,720
Tacoma Metropolitan Park District,
5.000%, 12/01/2024	1,000,000	1,018,882
Washington Health Care Facilities Authority:
5.370%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	90,043
5.000%, 08/15/2037 (Callable 02/15/2028)	300,000	311,523
5.000%, 10/01/2038 (Callable 04/01/2025)	300,000	309,363
5.000%, 08/01/2049 (Callable 08/01/2029)	250,000	253,093
Washington State Housing Finance Commission,
3.500%, 12/20/2035	486,711	456,082
Total Washington (Cost $5,914,432)		5,881,736	5.9%

Wisconsin
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	500,000	517,073
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 05/01/2023)	75,000	72,253
Public Finance Authority:
5.000%, 10/01/2023 (3)	75,000	75,161
5.000%, 05/15/2026 (Callable 05/15/2025) (3)	250,000	246,943
3.250%, 01/01/2029	130,000	120,171
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	256,973
5.250%, 07/01/2053 (Callable 07/01/2033)	300,000	300,632
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2028 (Callable 03/01/2024)	300,000	299,999
5.500%, 12/01/2052 (Callable 12/01/2032)	250,000	273,952
Wisconsin Housing & Economic Development Authority:
3.500%, 07/01/2025 (Insured by HUD) (3)	50,000	47,814
2.450%, 11/01/2046 (Callable 05/01/2030)(Insured by HUD)	1,500,000	1,019,009
Total Wisconsin (Cost $3,190,851)		3,229,980	3.3%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	102,756
Total Wyoming (Cost $106,463)		102,756	0.1%
Total Long-Term Investments (Cost $99,160,886)		99,287,973	100.0%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.06% (4)	290,926	290,926
First American Government Obligations Fund, Class U, 4.67% (4)	440,276	440,276
Total Short-Term Investments (Cost $731,202)		731,202	0.7%
Total Investments (Cost $99,892,088)		100,019,175	100.7%
Liabilities in Excess of Other Assets		(690,505)	(0.7)%
TOTAL NET ASSETS		$99,328,670	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $6,365,174, which represented 6.41% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$99,287,973	$–	$99,287,973
Total Long-Term Investments	–	99,287,973	–	99,287,973
Short-Term Investments
Money Market Mutual Funds	731,202	–	–	731,202
Total Short-Term Investments	731,202	–	–	731,202
Total Investments	$731,202	$99,287,973	$–	$100,019,175

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.